SECURTER SYSTEMS INC. (Tables)	12 Months Ended
Dec. 31, 2021
SECURTER SYSTEMS INC.
Summarized Financial Statements Of Securter Systems Inc.
September 8, 2020
$
Intangible assets	29,840
Total non-current assets	29,840

Cash	17,086
Sales tax receivable	12,730
Total current assets	29,816

Accounts payable and accrued liabilities	(31,095)
Loan from non-controlling shareholders	(29,380)
Total current liabilities	(60,475)

Total net liabilities	(819)

The Company’s share of net assets	286,570
Non-controlling interest’s share of net liabilities	(287,389)

Total net liabilities	(819)

Cash consideration received	-
Cash and cash equivalent disposal of	(17,086)
Net cash (disposal of)	(17,086)

Fair value of consideration received	-
The Company’s share of net assets	(286,570)

Loss on Spin-out of SSI	(286,570)
	January 1 to September 8, 2020	January 1 to December 31, 2019
	$	$
LOSS FOR THE PERIODS FROM DISCONTINUED OPERATIONS

EXPENSES
Accounting, Audit and Legal	5,720	67,837
Advertising and Promotion	-	74,669
Consulting Fees	12,739	16,200
Development Costs	97,579	-
Exchange Rate Loss	2,371	-
Interest and Bank Charges	297	137
General and Administration Expenses	2,700	-
Salaries	6,231	-

	127,637	158,843
	January 1 to September 8, 2020	January 1 to December 31, 2019
CASH PROVIDED BY (USED FOR):	$	$

DISCONTINUED OPERATIONS ACTIVITIES
Net Loss for the Periods	(127,637)	(158,843)
Adjustments for:
Operating expenses contributed by shareholders	126,843	158,923

	(794)	80
Non-Cash Items:
Change in amounts receivable	(12,659)	(72)
Change in trade and other payables	30,531	-

Net cash from (used in) discontinued operations	17,078	8

INCREASE IN CASH	17,078	8

Cash, Beginning of the Period	8	-

CASH, END OF THE PERIOD	17,086	8
Cash used in investing activities related to Securter System Inc.:
Cash invested in Securter Systems Inc.	(128,815)	(158,923)
Unspent cash balance in Securter Systems Inc. end of December 31, 2019	-	8
Securter Systems Inc.’s cash disposed on deconsolidation	(17,086)	-

Net cash (used in) investment in discontinued operations	(145,901)	(158,915)